INTANGIBLES AND GOODWILL (Narrative) (Details) $ in Millions	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($)
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life | $	$ 19	$ 17
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible assets material to entity | yr	6
Retail North America [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.10%
Growth rate used to extrapolate cash flow projections	2.50%